Leases - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Payment of operating costs and realty taxes	$ 449,987
Payment of short term lease expenses	$ 2,304,575	$ 16,239,540
Office equipment [member]
Statement [LineItems]
Discount rate to leases	7.50%
Vehicles [member]
Statement [LineItems]
Discount rate to leases	6.74%